Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Basic and diluted loss per weighted average common share:
Net loss attributable to MIC common stock	$ (32,475)	$ (11,119)
Net loss attributable to participating securities
Basic weighted average shares of common stock outstanding	13,244,388	13,089,848
Dilutive weighted average shares of common stock outstanding	13,244,388	13,089,848
Basic	$ (2.45)	$ (0.85)
Dilutive	$ (2.45)	$ (0.85)